Fair Value Measurement - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Trade receivables at fair value	₽ 1,115	₽ 459
Gain for fair value adjustments			₽ 29
Loss for fair value adjustments	₽ 420	₽ 815